CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Financial Position [Abstract]
Unamortized discount	$ 420,326	$ 75,888	$ 0
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, authorized	25,000,000	25,000,000	25,000,000
Preferred stock, issued
Preferred stock, outstanding
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, authorized	100,000,000	100,000,000	100,000,000
Common stock, issued	55,454,000	55,454,000	44,784,000
Common stock, outstanding	55,454,000	55,454,000	44,784,000